Income Tax - Components of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Current	$ (2,361)	$ (3,557)	$ (962)
Deferred	(852)	2,733	(11)
Income tax expense	$ (3,213)	$ (824)	$ (973)